FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES

NOTE 5. FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES

5.1   Financial assets investments

The Bank’s securities portfolios at fair value through profit or loss, other comprehensive income and at amortized cost are listed below, as of December 31, 2022 and 2021:

As of December 31, 2022

	Measurement methodology
Financial assets investments	Fair value through	Fair value through other		Amortized	Total carrying
	profit or loss	comprehensive income		cost	value
In millions of COP
Securities issued by the Colombian Government(1)	4,260,230	2,590,622		206,950	7,057,802
Securities issued by foreign governments	5,967,856	4,694,369		755,282	11,417,507
Securities issued by government entities	79,035	-		3,059,550	3,138,585
Corporate bonds	121,527	123,327		3,680,260	3,925,114
Securities issued by other financial institutions(2)	623,602	569,357		634,318	1,827,277
Total debt instruments	11,052,250	7,977,675	(3)	8,336,360	27,366,285
Total equity securities	90,538	483,317			573,855
Total financial assets investments					27,940,140
(1)	Lower investment in TES - Treasury instruments.
(2)	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 91,204. For further information on TIPS’ fair value measurement see Note 30 fair value of assets and liabilities.
(3)	The Bank has recognized in the consolidated statement of comprehensive income COP (164,542) related to debt instruments at fair value through OCI. See Consolidated Statement of Comprehensive Income.

As of December 31, 2021

	Measurement methodology
Financial assets investments	Fair value through	Fair value through other		Amortized	Total carrying
	profit or loss	comprehensive income		cost	value
In millions of COP
Securities issued by the Colombian Government	8,978,484	2,515,927		147,042	11,641,453
Securities issued by foreign governments	5,180,775	4,293,949		497,544	9,972,268
Securities issued by government entities	67,395	-		2,740,671	2,808,066
Corporate bonds	120,653	124,917		2,544,550	2,790,120
Securities issued by other financial institutions(1)	689,160	310,658		597,423	1,597,241
Total debt instruments	15,036,467	7,245,451	(2)	6,527,230	28,809,148
Total equity securities	85,244	394,909			480,153
Total financial assets investments					29,289,301
(1)	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 113,114. For further information on TIPS’ fair value measurement see Note 30 fair value of assets and liabilities.
(2)	The Bank has recognized in the consolidated statement of comprehensive income COP (51,525) related to debt instruments at fair value through OCI. See Consolidated Statement of Comprehensive Income.

The following tables set forth the debt instruments portfolio by maturity:

As of December 31, 2022

	Less than 1	Between 1 and 3	Between 3 and 5	Greater than 5
	year	years	years	years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by foreign governments	5,187,871	100,436	367,120	312,429	5,967,856
Securities issued by the Colombian Government	1,639,518	866,241	472,955	1,281,516	4,260,230
Securities issued by other financial institutions	198,255	300,917	52,592	71,838	623,602
Corporate bonds	46,638	32,989	19,228	22,672	121,527
Securities issued by government entities	23,763	45,921	5,757	3,594	79,035
Subtotal	7,096,045	1,346,504	917,652	1,692,049	11,052,250
Fair value through other comprehensive income
Securities issued by foreign governments	2,930,125	878,199	694,837	191,208	4,694,369
Securities issued by the Colombian Government	2,590,622	-	-	-	2,590,622
Securities issued by other financial institutions	148,925	316,099	-	104,333	569,357
Corporate bonds	-	-	-	123,327	123,327
Subtotal	5,669,672	1,194,298	694,837	418,868	7,977,675
Securities at amortized cost
Corporate bonds	250,583	423,154.00	755,067	2,251,456	3,680,260
Securities issued by government entities	3,008,521	-	-	51,029	3,059,550
Securities issued by foreign governments	16,676	431,662	116,919	190,025	755,282
Securities issued by other financial institutions	79,800	191,690	48,701	314,127	634,318
Securities issued by the Colombian Government	-	170,314	9,139	27,497	206,950
Subtotal	3,355,580	1,216,820	929,826	2,834,134	8,336,360
Total debt instruments	16,121,297	3,757,622	2,542,315	4,945,051	27,366,285

As of December 31, 2021

	Less than 1	Between 1 and 3	Between 3 and 5	Greater than 5
	year	years	years	years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	938,984	6,251,182	1,276,374	511,944	8,978,484
Securities issued by foreign governments	4,606,436	64,189	175,555	334,595	5,180,775
Securities issued by other financial institutions	187,194	264,720	115,920	121,326	689,160
Corporate bonds	18,861	37,377	19,591	44,824	120,653
Securities issued by government entities	14,105	39,491	9,667	4,132	67,395
Subtotal	5,765,580	6,656,959	1,597,107	1,016,821	15,036,467
Fair value through other comprehensive income
Securities issued by foreign governments	2,325,032	1,085,997	539,525	343,395	4,293,949
Securities issued by the Colombian Government	2,515,927	-	-	-	2,515,927
Securities issued by other financial institutions	71,491	59,225	57,922	122,020	310,658
Corporate bonds	-	-	-	124,917	124,917
Subtotal	4,912,450	1,145,222	597,447	590,332	7,245,451
Securities at amortized cost
Securities issued by government entities	2,690,415	-	-	50,256	2,740,671
Corporate bonds	22,504	574,384	50,426	1,897,236	2,544,550
Securities issued by other financial institutions	193,334	68,148	55,451	280,490	597,423
Securities issued by foreign governments	33,770	14,540	242,050	207,184	497,544
Securities issued by the Colombian Government	-	145,060	-	1,982	147,042
Subtotal	2,940,023	802,132	347,927	2,437,148	6,527,230
Total debt instruments	13,618,053	8,604,313	2,542,481	4,044,301	28,809,148

For further information related to disclosures of the fair value of securities, please see Note 30 Fair value of assets and liabilities.

The Bank has recognized in the consolidated statement of comprehensive income COP 32,072 in 2022, COP 52,147 in 2021 and COP (94,857) in 2020 related to equity securities and trust funds at fair value through OCI. See Consolidated Statement of Comprehensive Income.

Equity securities that are measured at fair value through OCI are considered strategic for the Bank and, thus, there is no intention to sell them in the foreseeable future and that is the main reason for using this presentation alternative.

The following table details the equity instruments designated at fair value through OCI analyzed by listing status:

	Carrying amount
Equity securities	December 31, 2022	December 31, 2021
In millions of COP
Securities at fair value through OCI:
Equity securities listed in Colombia	40,878	57,791
Equity securities listed in foreign countries	8,038	6,732
Equity securities unlisted:
Telered S.A.	207,562	150,943
Asociación Gremial de Instituciones Financieras Credibanco S.A.	98,492	87,344
Compañía De Procesamiento de Medios de Pago Guatemala (Bahamas), S. A.	21,727	14,054
Transacciones y Transferencias, S. A.	16,890	8,282
Trii Technologies Co.	14,431	-
Home Capital Colombia S.A.S.	12,821	-
500 Luchadores II, L.P.	11,736	9,181
Cámara de Riesgo Central de Contraparte de Colombia S.A.	6,038	6,038
Derecho Fiduciario Inmobiliaria Cadenalco	4,003	3,638
Others(1)	40,701	50,906
Total equity securities at fair value through OCI	483,317	394,909
(1)	Decrease due mainly to payments received by residual rights amounting to COP 15,408.

During 2022, 2021 and 2020, no impairment loss was recognized on equity securities. Dividends received from equity investments at fair value through OCI held as of December 31, 2022, 2021 and 2020 amounted to COP 16,842, COP 12,665 and COP 13,567, respectively. See Note 25.5 Dividends and net income on equity investments.

Equity investments do not have a specific maturity date; therefore, they are not included in the maturity detail.

The detail of the securities pledged as collateral as of December 31, 2022 and 2021 is as follows:

As of December 31, 2022

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Corporate bonds	Between 3 and 6 months	Bonds	5,101
Securities issued by other financial institutions	Greater than 12 months	Bonds	1,861
Securities issued by other financial institutions	Greater than 12 months	Time deposits	2,171
Securities issued by the Colombian Government	Up to 3 months	TES - Treasury instruments	23,764
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	30,383
Securities issued by foreign governments	Greater than 12 months	Bonds	212,249
Subtotal investments pledged as collateral in money market			275,529
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Up to 3 months	TES - Treasury instruments	320,252
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	38,083
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	215,250
Subtotal investments pledged as collateral in derivative operations			573,585
Total securities pledged as collateral			849,114

As of December 31, 2021

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Securities issued by other financial institutions	Between 3 and 6 months	Time deposits	5,458
Securities issued by other financial institutions	Between 6 and 12 months	Time deposits	4,974
Securities issued by other financial institutions	Greater than 12 months	Time deposits	4,919
Securities issued by other financial institutions	Greater than 12 months	Bonds	4,269
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	4,233
Securities issued by the Colombian Government	Between 6 and 12 months	Tax refund titles	40,011
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	421,707
Securities issued by foreign governments	Greater than 12 months	Bonds	124,107
Subtotal investments pledged as collateral in money market			609,678
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	242,716
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	303,847
Subtotal investments pledged as collateral in derivative operations			546,563
Total securities pledged as collateral			1,156,241

The following table shows the breakdown of the changes in the gross carrying amount of the debt securities at fair value through other comprehensive income and Amortized cost, in order to explain their significance to the changes in the loss allowance for the same portfolio as discussed above:

As of December 31, 2022

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Total
In millions of COP
Gross carrying amount as at 1 January 2022	13,545,514	227,167	13,772,681
Transfer from stage 1 to stage 2(1)	(23,017)	23,017	-
Transfer from stage 2 to stage 1(2)	129,403	(129,403)	-
Change in measure(3)	(110,061)	-	(110,061)
Sales and maturities	(8,056,827)	(96,382)	(8,153,209)
Purchases	9,814,484	286,278	10,100,762
Valuation and payments	(381,921)	2,979	(378,942)
Foreign Exchange	1,055,569	27,235	1,082,804
Gross carrying amount as at 31 December 2022	15,973,144	340,891	16,314,035
(1)	Stage transfer in corporate bonds.
(2)	Stage transfer in securities issued by the Guatemalan government and corporate bonds.
(3)	Mercom Bank Ltd., a Grupo Agromercantil Holding S.A. subsidiary, is in the process of being gradually wound down; the measurement of the portfolio of securities issued by the government of Guatemala was changed from amortized cost to fair value through profit or loss.

As of December 31, 2021

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Total
In millions of COP
Gross carrying amount as at 1 January 2021	13,237,154	156,428	13,393,582
Transfer from stage 1 to stage 2(1)	(47,331)	47,331	-
Sales and maturities	(8,690,663)	-	(8,690,663)
Purchases	8,655,481	-	8,655,481
Valuation and payments	(335,851)	(1,596)	(337,447)
Foreign Exchange	726,724	25,004	751,728
Gross carrying amount as at 31 December 2021	13,545,514	227,167	13,772,681
(1)	Stage transfer in corporate bonds.

The following shows provisions detail for the debt instruments portfolio using the expected credit losses model:

As of December 31, 2022

Concept	Stage 1	Stage 2	Total
In millions of COP
Securities at amortized cost	7,995,469	340,891	8,336,360
Carrying amount	8,025,350	375,911	8,401,261
Loss allowance	(29,881)	(35,020)	(64,901)
Securities at fair value through other comprehensive income(1)	7,977,675	-	7,977,675
Total debt instruments portfolio measure at fair value through OCI and amortized cost	15,973,144	340,891	16,314,035
(1)	Loss allowance of investments at fair value through OCI increased to COP 2,288.

As of December 31, 2021

Concept	Stage 1	Stage2	Total
In millions of COP
Securities at amortized cost	6,300,063	227,167	6,527,230
Carrying amount	6,317,752	234,157	6,551,909
Loss allowance	(17,689)	(6,990)	(24,679)
Securities at fair value through other comprehensive income(1)	7,245,451	-	7,245,451
Total debt instruments portfolio measure at fair value through OCI and amortized cost	13,545,514	227,167	13,772,681
(1)	Loss allowance of investments at fair value through OCI increased to COP 3,244.

The following table sets forth the changes in the allowance for debt instruments measured at amortized cost and fair value through other comprehensive income:

As of December 31, 2022

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2022	20,934	6,989	27,923
Transfer from stage 1 to stage 2(1)	(3,808)	3,808	-
Transfer from stage 2 to stage 1(2)	526	(526)	-
Change in measure(3)	(213)	-	(213)
Sales and maturities	(7,906)	(1,170)	(9,076)
New debt instruments purchased(4)	17,347	28,795	46,142
Net provisions recognised during the period(5)	2,794	(4,088)	(1,294)
Foreign Exchange	2,495	1,212	3,707
Loss allowance of December 31, 2022	32,169	35,020	67,189
(1)	Stage transfer in corporate bonds.
(2)	Stage transfer in securities issued by the Guatemalan government and corporate bonds.
(3)	Mercom Bank Ltd., a Grupo Agromercantil Holding S.A. subsidiary, is in the process of being gradually wound down; the measurement of the portfolio of securities issued by the government of Guatemala was changed from amortized cost to fair value through profit or loss.
(4)	Impairment is mostly in securities issued by the government of Salvador and corporate bonds.
(5)	Decrease in stage 1 is due to a lower impairment loss in Banistmo S.A.y filiales due to better economic conditions and the increase in stage 2 is due to Bancolombia Panama S.A. and Bancolombia Puerto Rico Internacional Inc.

As of December 31, 2021

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2021	37,745	4,626	42,371
Transfer from stage 1 to stage 2(1)	(1,670)	1,670	-
Sales and maturities	(7,985)	-	(7,985)
New debt instruments purchased	11,831	-	11,831
Net provisions recognised during the period(2)	(23,744)	(46)	(23,790)
Foreign Exchange	4,757	739	5,496
Loss allowance of December 31, 2021	20,934	6,989	27,923
(1)	Stage transfer in corporate bonds.
(2)	Decrease in stage 1 due to lower impairment loss value in Banistmo S.A. because of better economic conditions.

The increase in loss allowance is due to higher risk in all issuers in Bank’s investment portfolio.

As of December 31, 2020

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2020	13,013	1,588	14,601
Sales and maturities	(6,313)	-	(6,313)
New debt instruments purchased	19,856	3,429	23,285
Remeasurement	10,872	(466)	10,406
Foreign Exchange	317	75	392
Loss allowance of December 31, 2020	37,745	4,626	42,371

5.2   Derivative financial instruments

The Bank derivative activities do not give rise to significant open positions in portfolios of derivatives. The Bank enters into derivative transactions to facilitate customer business, for hedging purposes and arbitrage activities, such as forwards, options or swaps where the underlying are exchange rates, interest rates and securities.

A swap agreement is a contract between two parties to exchange cash flows based on specified underlying notional amounts, assets and/or indices. Financial futures and forward settlement contracts are agreements to buy or sell a quantity of a financial instrument (including another derivative financial instrument), index, currency or commodity at a predetermined rate or price during a period or at a date in the future. Futures and option contracts are standardized agreements for future delivery, traded on exchanges that typically act as a platform.

For further information related to the objectives, policies and processes for managing the Bank’s risk, please see Risk Management.

The following table sets forth the carrying values of the Bank’s derivatives by type of risk as of December 31, 2022 and 2021:

Derivatives	December 31, 2022	December 31, 2021
In millions of COP
Forwards
Assets
Foreign exchange contracts	1,573,952	729,367
Equity contracts	5,519	6,796
Subtotal assets	1,579,471	736,163
Liabilities
Foreign exchange contracts	1,711,644	605,537
Equity contracts	7,203	25,068
Subtotal liabilities	1,718,847	630,605
Total forwards	(139,376)	105,558
Swaps
Assets
Foreign exchange contracts	2,394,832	1,422,355
Interest rate contracts	865,627	247,158
Subtotal assets	3,260,459	1,669,513
Liabilities
Foreign exchange contracts	1,917,397	960,838
Interest rate contracts	1,008,302	308,457
Subtotal liabilities	2,925,699	1,269,295
Total swaps	334,760	400,218
Options
Assets
Foreign exchange contracts	121,307	48,329
Subtotal assets	121,307	48,329
Liabilities
Foreign exchange contracts	92,908	61,209
Subtotal liabilities	92,908	61,209
Total options	28,399	(12,880)
Derivative assets	4,961,237	2,454,005
Derivative liabilities	4,737,454	1,961,109

The following table sets forth the remaining contractual life of the derivatives portfolio:

As of December 31, 2022

	Forwards	Swaps	Options	Total
In millions of COP
Assets	1,579,471	3,260,459	121,307	4,961,237
Less than 1 year	1,432,022	860,281	108,319	2,400,622
Between 1 and 3 years	147,449	1,241,252	12,988	1,401,689
Greater than 3 years	-	1,158,926	-	1,158,926
Liabilities	1,718,847	2,925,699	92,908	4,737,454
Less than 1 year	1,642,706	501,368	80,854	2,224,928
Between 1 and 3 years	76,141	1,092,480	12,054	1,180,675
Greater than 3 years	-	1,331,851	-	1,331,851

As of December 31, 2021

	Forwards	Swaps	Options	Total
In millions of COP
Assets	736,163	1,669,513	48,329	2,454,005
Less than 1 year	696,501	536,333	41,762	1,274,596
Between 1 and 3 years	39,662	572,400	6,567	618,629
Greater than 3 years	-	560,780	-	560,780
Liabilities	630,605	1,269,295	61,209	1,961,109
Less than 1 year	579,036	333,194	56,826	969,056
Between 1 and 3 years	51,569	392,277	4,383	448,229
Greater than 3 years	-	543,824	-	543,824

Collateral for derivatives

The table below presents the collateral amounts posted under derivatives contracts as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
In millions of COP
Collateral granted	1,143,266	911,050
Collateral received	655,176	376,447

Day one gains or (losses)

If an asset has been acquired or a liability has been assumed in a market transaction, it could be assumed that the transaction price is the fair value of the asset or liability. However, the fair value of the financial asset or liability at the time of initial recognition may be different from the transaction price, because the fair value includes variables in its valuation technique that include market information, such as interest rate yield curves, currencies rates, indicators, default factors among others. When the values are not equal, the asset or liability must be measured at fair value and the difference between the transaction price and the fair value must be recognized as follows:

●	If fair value is evidenced by Level 1 inputs or is based on a valuation technique that uses only observable market data, the Group must recognize the difference as a gain or loss on initial recognition directly in the income statement.

●	In all other circumstances, the entire day 1 gain or loss is deferred and is recognized in the income statement over the life of the transaction.

The table below presents the unrecognised gains or (losses) for derivatives trading at the initial moment, due to use of valuation techniques for which not all inputs were observable market data:

As of December 31, 2022

	Forward	Swaps	Opciones	Total
In millions of COP
Balance at January 1, 2022	16,918	27,894	26,675	71,487
Increase due to new trades	315,395	11,937	164,460	491,792
Reduction due to amortization	(265,268)	(18,723)	(113,705)	(397,696)
Reduction due to sale or transfer	(5,321)	(4,528)	(37,716)	(47,565)
Balance at December 31, 2022	61,724	16,580	39,714	118,018

As of December 31, 2021

	Forward	Swaps	Opciones	Total
In millions of COP
Balance at January 1, 2021	29,102	26,984	21,452	77,538
Increase due to new trades	169,430	19,368	90,437	279,235
Reduction due to amortization	(179,115)	(11,560)	(70,751)	(261,426)
Reduction due to sale or transfer	(2,499)	(6,898)	(14,463)	(23,860)
Balance at December 31, 2021	16,918	27,894	26,675	71,487

Hedge accounting

In July 2022, the hedge operations that Group Bancolombia had through Banistmo S.A. was ended.

In 2021 the Bank, through Banistmo S.A., assessed monthly interest rate risk to make decisions in relation to new hedging derivatives with the strategic objective of reducing interest rate risk.

The subsidiary evaluates the effectiveness of the hedge at least quarterly prospectively using a linear regression analysis. The analysis regresses the historical monthly changes in the fair value of the hedged item, attributable to changes in the benchmark interest rate and changes in the fair value of the hedging instrument.

Additionally, changes in the value of the hedged item are measured in relation to the corresponding changes in the value of the hedging instrument. All values used in the measurement of hedge effectiveness shall be clean. The regression analysis will always use three or more years of market data. A regression analysis is used in forward testing to assess the effectiveness of the hedge in order to archive compensating changes in the fair value of the hedged item and the hedging instrument attributable to the hedged risk.

The subsidiary is exposed to future changes in the fair value of fixed assets/liabilities (USD and non USD) caused by movements in market interest rates that could affect earnings. Management´s strategy is to reduce this exposure to interest rate movements through intest rate swap transactions. A hedging instrument (specific swap or group of swaps) has been assigned to each hedged item. The maturity and principal of the hedging instrument will match the maturity or principal of the hedged item to avoid partial-term fair value hedges. The effectiveness of each hedge has to be tested.

For fair value hedges, the changes in value of the hedging derivative, as well as the changes in value of the related hedged item concerning to the risk hedged, are reflected in the Consolidated Statement of Income in the line “Interest and valuation on financial instruments”.

Fair value hedging

As of December 31 2021, Banistmo S.A. designated 8 derivative contracts (Interest rate swaps), as fair value hedging instruments with maturity dates ranging from July 2022.

As of December 31 2021, the following table contains details of the hedged expresures covered by the Group’s hedging strategies:

December 31, 2021
In millions of COP
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	333,407	(6,369)	Financial assets investments

December 31, 2021
In thousands of USD
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	83,746	(1,600)	Financial assets investments

As of December 31 2021, the following table sets forth the notional amount and fair value of the hedged item recognized in the Consolidated Statement of Financial Position as “Financial assets investments”:

December 31, 2021
In millions of COP
Notional amount	316,701
Fair value	333,407

December 31, 2021
In thousands of USD
Notional amount	79,550
Fair value	83,746

The following table contains information regarding the effectiveness of the hedging relationships designated by the Group, as well as the impacts on profit or loss and comprehensive income:

December 31, 2022
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	(3,647)	(3,012)	Other operating income

December 31, 2021
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	6,285	(6,133)	Other operating income

December 31, 2020
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	(5,459)	(3,746)	Other operating income

Hedges of a net asset in a foreign operation

The Bank has designated debt instruments in issue and financing with correspondent banks for USD 2,060,000 as hedge accounting for an equivalent amount of the net assets of its investment in Banistmo. The purpose of this operation is to protect the Bank from the foreign exchange rate risk (USD/COP) of a portion of the net assets in the subsidiary Banistmo S.A., a company domicilied in Panamá, which has a different functional currency from that of the Group.

The following is the detail of the hedging instruments of the net foreign investment:

Debt securities issued designated as a hedging instrument
In thousands of USD
				Designated capital as
Opening date	Expiration date	Rate	Principal balance	a hedged instrument
18/10/2017	18/10/2027	7.03%	750,000	360,000
18/12/2019	18/12/2029	4.68%	436,516	436,516
18/12/2019	18/12/2029	4.68%	85,710	85,710
18/12/2019	18/12/2029	4.68%	27,774	27,774
29/01/2020	29/01/2025	3.02%	598,032	598,032
29/01/2020	29/01/2025	3.02%	351,968	351,968
Total Debt securities issued			2,250,000	1,860,000
Financing with Correspondent Banks designated as a hedging instrument
31/03/2022	17/03/2025	6.06%	150,000	150,000
7/09/2022	5/09/2025	6.36%	50,000	50,000
Total Financing with Correspondent Banks			200,000	200,000
Total			2,450,000	2,060,000

Measurement of effectiveness and ineffectiveness

A hedge is considered effective if, at the beginning of the period and subsequent periods, changes in fair value or cash flows attributable to the hedge risk during the period for which the hedge has been designated.

The Bank has documented the effectiveness tests of the hedge.The hedge is considered effective, since the critical terms and risks of the obligations that serve as a hedging instrument are identical to those of the primary hedged position. Hedged effectiveness is measured on a before income tax.

Gains or losses on the conversion of Banistmo’s financial statements are recognized in Consolidated Statements of Comprehensive Income. Consequently, the exchange difference related to the conversion of debt securities issued and financing with Correspondent banks is recognized directly in OCI.The adjustment recognized in Consolidated Statements of Comprehensive Income amounted to COP (1,833,087), COP (1,207,052) and COP (341,792), for the years ended at December 31, 2022, 2021 and 2020, respectively.

For further information see note 17. Borrowings from other financial institusions, note 18. Debt instruments in issue and Consolidated Statement of Comprehensive Income.

Offsetting of derivatives

The Bank enters into International Swaps and Derivatives Association (ISDA) master netting agreements or similar agreements with substantially all of the Bank’s derivative counterparties. Where legally enforceable, and depending on the Bank’s intention, these master netting agreements give the Bank, in the event of default by the counterparty, the right to liquidate securities and cash equivalents held as collateral and to offset receivables and payables with the same counterparty.

The table below presents derivative instruments subject to enforceable master netting agreements and other similar agreements but not offset in the statement of financial position as of December 31, 2022 and 2021 by derivative and by risk:

As of December 31, 2022

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	2,394,832	(1,917,397)
Forwards	1,573,952	(1,711,644)
Options	121,307	(92,908)
Interest rate contracts
Swaps	865,627	(1,008,302)
Equity contracts
Forwards	5,519	(7,203)
Gross derivative assets/liabilities	4,961,237	(4,737,454)
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	4,961,237	(4,737,454)
Master netting agreements	(4,369,178)	4,578,461
Collateral received/paid	(592,059)	158,993
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

As of December 31, 2021

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	1,422,355	(960,838)
Forwards	729,367	(605,537)
Options	48,329	(61,209)
Interest rate contracts
Swaps	247,158	(308,457)
Equity contracts
Forwards	6,796	(25,068)
Gross derivative assets/liabilities	2,454,005	(1,961,109)
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	2,454,005	(1,961,109)
Master netting agreements	(1,785,702)	1,961,109
Equity collateral received/paid	(668,303)
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

For further information about offsetting of other financial assets and liabilities see Note 16 Interbank deposits and repurchase agreements and other similar secured borrowing.

Interest rate benchmark reform

During 2021, the Bank through Banistmo S.A., had fair value hedging relationships that were exposed to LIBOR and during 2022, the hedge was canceled. Given this benchmark rate is subject to uncertainty as a result of the replacement of LIBOR, the Bank has adopted the amendments to IFRS 9 which provide temporary relief from applying specific hedge accounting requirements (as explained in note 2 Significant Accounting Policies).

The amendments to IFRS 9 provided temporary exceptions to apply specific hedge accounting requirements to hedging relationships, that are directly affected by the reform to LIBOR. The bank assumed that the hedge accounting will remain highly probable and that the hedge relationship will remain highly effective.

The Bank maintains swaps as hedging instruments where it changes flows as follows: it pays a fixed interest rate and receives floating interest to hedge the market risk of fixed rate debt instruments.

The table below shows the notional value of hedging instruments by benchmark interest rate impacted by the reform:

In thousands of USD
	Notional value of	Notional value of
	hedging instruments	hedging instruments
	2022	2021
Fair value hedges
USD LIBOR	-	79,550

The main sources of ineffectiveness for interest rate risk hedge accounting relationships are:

●	Differences in the interest rate market curves applied to discount the hedging instrument and the hedged instrument.

●	The effects of the reforms identified for the LIBOR rate transition, where it could be affected if the agreed times for the changes do not coincide with those made by the international market and have different impacts on the hedged instrument and the hedging instruments.